Fair Value Level 3 (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Table Text Block]
Following is a summary of losses as a result of the Company measuring long-lived assets at fair value on a non-recurring basis during the years ended December 31, 2014, 2013 and 2012, all of which were valued using Level 3 inputs.

	Year Ended December 31,
	2014	2013	2012
Long-lived assets held and used	$5	$111	$23
Long-lived assets held for disposal/abandonment	—	13	—
Total	$5	$124	$23

Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table summarizes the carrying amount and fair value of the Company’s non-derivative financial instruments:

	Carrying Amount	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2014
Debt	$3,834	$—	$3,386	$9	$3,395
December 31, 2013
Debt	$3,774	$—	$3,820	$10	$3,830